UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:            June 30, 2009
                                                     ---------------------------

Check here if Amendment [ ];    Amendment Number:_______

This Amendment (Check only one.):  [ ]   is a restatement.
                                   [ ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  Riverside Advisors, LLC
                  --------------------------------------------------------------
Address:               3280 Peachtree Road, NE  Suite 2670
                  --------------------------------------------------------------
                       Atlanta, Georgia  30305
                  --------------------------------------------------------------

Form 13F File Number:      28-10856
                        --------------

      The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

      Name:                  Brian Simmons
                           -----------------------------------------------------
      Title:                 Chief Compliance Officer
                           -----------------------------------------------------
      Phone:                 (404)  949-3101
                           -----------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Brian Simmons                Atlanta, Georgia                8/03/09
---------------------------     -------------------------------    -------------
        [Signature]                    [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

      NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      None
                                                 ------------------

Form 13F Information Table Entry Total:                  68
                                                 ------------------

Form 13F Information Table Value Total:          $    325,945
                                                  -----------------
                                                     (thousands)

List of Other Included Managers:

      Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      NONE

------------------------------- --------------  ---------  ---------- -------------------- ---------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                   TITLE OF                   VALUE    SHRS OR   SH/  PUT/ INVESTMENT  OTHER   ---------------------
NAME OF ISSUER                      CLASS         CUSIP     (x$1000)   PRN AMT   PRN  CALL DISCRETION MANAGERS   SOLE   SHARED  NONE
------------------------------- --------------  ---------  ---------- --------- ----- ---- ---------- -------- -------- ------ -----
ABBOTT LABS                       COM           002824100      3,998    85,000    SH         SOLE                 3,998
AETNA INC                         COM           00817Y108      4,028   160,800    SH         SOLE                 4,028
ALPHA NATURAL RESOURCES INC       COM           02076X102      4,256   162,000    SH         SOLE                 4,256
AMDOCS LTD                        COM           2256908        4,284   199,700    SH         SOLE                 4,284
AMGEN INC                         COM           031162100      4,129    78,000    SH         SOLE                 4,129
ANDERSONS INC                     COM           034164103      4,102   137,000    SH         SOLE                 4,102
ARCELORMITTAL SA LUXEMBOURG       COM           03938L104      3,596   108,700    SH         SOLE                 3,596
AUTODESK INC                      COM           052769106      3,608   190,100    SH         SOLE                 3,608
BUNGE LIMITED                     COM           G16962105      3,639    60,400    SH         SOLE                 3,639
Cameron International
   Corporation                    COM           13342B105      3,088   109,100    SH         SOLE                 3,088
CIGNA CORP                        COM           125509109      4,878   202,500    SH         SOLE                 4,878
Cisco Systems Inc                 COM           17275R102      4,103   220,000    SH         SOLE                 4,103
CLEVELAND-CLIFFS INC              COM           18683K101      4,270   174,500    SH         SOLE                 4,270
COVENTRY HEALTH CARE INC          COM           222862104      4,142   221,400    SH         SOLE                 4,142
CUMMINS INC                       COM           231021106      4,021   114,200    SH         SOLE                 4,021
DELL INC                          COM           24702R101      5,217   380,000    SH         SOLE                 5,217
DISH NETWORK CORP                 COM           25470M109      4,200   259,100    SH         SOLE                 4,200
EBAY INC                          COM           278642103      4,411   257,500    SH         SOLE                 4,411
EMC CORP/MASS                     COM           268648102      4,856   370,700    SH         SOLE                 4,856
EMCOR GROUP INC                   COM           29084Q100      4,545   225,900    SH         SOLE                 4,545
ENSCO International Incorporated  COM           26874Q100      4,202   120,500    SH         SOLE                 4,202
FLEXTRONICS INTL LTD              COM           Y2573F102      2,271   547,200    SH         SOLE                 2,271
FLOWSERVE CORP                    COM           34354P105      3,965    56,800    SH         SOLE                 3,965
FLUOR CORP                        COM           343412102      4,544    88,600    SH         SOLE                 4,544
FOCUS MEDIA HLDG LTD              COM           34415V109      2,297   285,000    SH         SOLE                 2,297
FOSTER WHEELER LTD                COM           B4Y5TZ6        3,299   138,900    SH         SOLE                 3,299
FREEPORT-MCMORAN COPPER & GOLD    COM           35671D857      3,448    68,800    SH         SOLE                 3,448
FRONTIER OIL CORP                 COM           35914P105      3,278   250,000    SH         SOLE                 3,278
GAP INC DEL                       COM           364760108      4,264   260,000    SH         SOLE                 4,264
GENERAL MLS INC                   COM           370334104      2,555    45,600    SH         SOLE                 2,555
GRAFTECH INTERNATIONAL LTD        COM           384313102      3,576   316,206    SH         SOLE                 3,576
HUMANA INC                        COM           444859102      4,445   137,800    SH         SOLE                 4,445
INTERSIL CORP                     COM           46069S109      4,871   387,500    SH         SOLE                 4,871
INTL BUSINESS MACHINES CORP       COM           459200101      4,970    47,600    SH         SOLE                 4,970
ISHARES FTSE/XINHUA CHINA
   25 INDEX FUND                  COM           464287184     15,348   400,000    SH         SOLE                15,348
Joy Global Inc.                   COM           481165108      4,208   117,800    SH         SOLE                 4,208
KELLOGG CO                        COM           487836108      2,547    54,700    SH         SOLE                 2,547
L-3 COMMUNICATIONS HLDGS INC      COM           502424104      1,277    18,400    SH         SOLE                 1,277
MAGELLAN HEALTH SVCS INC          COM           559079207      2,644    80,559    SH         SOLE                 2,644
MARKET VECTORS ETF TR             COM           57060U100      9,076   240,000    SH         SOLE                 9,076
MCKESSON CORP                     COM           58155Q103      4,176    94,900    SH         SOLE                 4,176
MERCK & CO INC                    COM           589331107      2,516    90,000    SH         SOLE                 2,516
MILLICOM INTL CELLULAR S A        COM           L6388F110      3,764    66,900    SH         SOLE                 3,764
MINDRAY MEDICAL INTL LTD          COM           602675100      4,601   164,800    SH         SOLE                 4,601
National-Oilwell, Inc.            COM           637071101      4,076   124,800    SH         SOLE                 4,076
NCR CORP                          COM           62886E108      3,990   337,300    SH         SOLE                 3,990
NETEASE.COM ADR                   COM           64110W102      2,990    85,000    SH         SOLE                 2,990
NOBLE CORP.                       COM           B65Z9D7        4,008   132,500    SH         SOLE                 4,008
NORTHROP GRUMMAN CORP             COM           666807102      1,562    34,200    SH         SOLE                 1,562
PHARMACEUTICAL PROD DEV INC       COM           717124101      2,090    90,000    SH         SOLE                 2,090
RELIANCE STEEL & ALUMINUM         COM           759509102      2,227    58,000    SH         SOLE                 2,227
SCHNITZER STEEL INDS INC A        COM           806882106      3,668    69,400    SH         SOLE                 3,668
SEAGATE TECHNOLOGY                COM           2166245        5,021   480,000    SH         SOLE                 5,021
SHANDA INTERACTIVE ENTMT LTD      COM           81941Q203      2,879    55,000    SH         SOLE                 2,879
SIMS METAL MANAGEMENT LTD         COM           829160100      2,405   116,618    SH         SOLE                 2,405
SOHU COM INC                      COM           83408W103      4,084    65,000    SH         SOLE                 4,084
SPDR TRUST SERIES                 COM           78462F103     50,573   550,000    SH         SOLE                50,573
SPX CORP                          COM           784635104      2,953    60,300    SH         SOLE                 2,953
STREETTRACKS GOLD TRUST           COM           863307104     11,398   125,000    SH         SOLE                11,398
SYMANTEC CORP                     COM           871503108      2,758   177,000    SH         SOLE                 2,758
TELETECH HOLDINGS INC             COM           879939106      3,912   258,200    SH         SOLE                 3,912
TERADATA CORP                     COM           88076W103      4,175   178,200    SH         SOLE                 4,175
Texas Instruments                 COM           882508104      5,082   238,600    SH         SOLE                 5,082
THE MOSAIC CO                     COM           61945A107      4,302    97,100    SH         SOLE                 4,302
United States Steel Corp          COM           912909108      4,503   126,000    SH         SOLE                 4,503
UnitedHealth Group Incorporated   COM           91324P102      1,800    72,065    SH         SOLE                 1,800
WellPoint Inc.                    COM           94973V107      4,407    86,600    SH         SOLE                 4,407
Western Digital Corporation       COM           958102105      5,570   210,200    SH         SOLE                 5,570